SOUND ENHANCED FIXED INCOME ETF

Schedule of Investments at February 28, 2023 (Unaudited)

	Shares	Value
Closed-End Funds - 2.9%
AllianceBernstein Global High Income Fund, Inc.	74,009	$749,711
Total Closed-End Funds
(Cost $861,027)		749,711

Common Stocks - 28.6%
Investment Companies - 14.5%
Ares Capital Corp. (2)	43,501	842,180
Golub Capital BDC, Inc.	52,259	736,329
PennantPark Floating Rate Capital Ltd. (2)	69,311	740,242
Sixth Street Specialty Lending, Inc.	34,917	663,423
WhiteHorse Finance, Inc.	54,115	725,682
		3,707,856
Private Equity - 3.1%
Hercules Capital, Inc. (2)	50,635	797,501

Real Estate Investment Trusts (REITs) - 11.0%
Alpine Income Property Trust, Inc.	15,727	286,703
Brandywine Realty Trust	24,882	146,555
Gaming and Leisure Properties, Inc.	1,895	102,103
Global Medical REIT, Inc.	22,214	223,473
Global Net Lease, Inc. (2)	16,995	239,969
Medical Properties Trust, Inc. (2)	13,647	140,564
Omega Healthcare Investors, Inc. (2)	7,831	209,792
Plymouth Industrial REIT, Inc.	16,092	348,070
Simon Property Group, Inc.	3,423	417,914
Spirit Realty Capital, Inc. (2)	7,192	296,167
VICI Properties, Inc.	12,596	422,344
		2,833,654
Total Common Stocks
(Cost $8,328,238)		7,339,011

	Principal Amount
Corporate Bonds - 26.4%
Auto Parts & Equipment - 1.7%
American Axle & Manufacturing, Inc.
5.000% , 10/01/2029	$528,000	426,460

Chemicals - 2.1%
Olin Corp.
5.125% , 09/15/2027	579,000	550,979

Commercial Services - 2.0%
United Rentals North America, Inc.
4.875% , 01/15/2028	538,000	513,306

Computers - 1.8%
Dell, Inc.
6.500% , 04/15/2038	448,000	448,703

Diversified Financial Services - 2.1%
Radian Group, Inc.
4.875% , 03/15/2027	579,000	539,923

Gas - 2.1%
National Fuel Gas Co.
4.750% , 09/01/2028	579,000	543,032

Lodging - 2.1%
Hilton Domestic Operating Co., Inc.
4.875% , 01/15/2030	572,000	525,353

Media - 2.1%
AMC Networks, Inc.
4.750% , 08/01/2025	580,000	549,073

Miscellaneous Manufacturers - 2.2%
Trinity Industries, Inc.
4.550% , 10/01/2024	579,000	560,805

Oil & Gas - 4.2%
Apache Corp.
5.100% , 09/01/2040	579,000	477,021
Murphy Oil Corp.
5.875% , 12/01/2027	637,000	609,483
		1,086,504
Pipelines - 4.0%
EQM Midstream Partners L.P.
5.500% , 07/15/2028	522,000	466,410
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000% , 01/15/2028	579,000	552,029
		1,018,439
Total Corporate Bonds
(Cost $7,445,687)		6,762,577

	Shares
Exchange Traded Funds - 9.8%
Invesco Emerging Markets Sovereign Debt ETF	28,297	538,492
iShares 0-5 Year High Yield Corporate Bond ETF	19,140	791,247
iShares J.P. Morgan EM High Yield Bond ETF	18,734	661,123
VanEck Emerging Markets High Yield Bond ETF	28,055	515,651
Total Exchange Traded Funds
(Cost $2,958,327)		2,506,513

Preferred Stocks - 31.6%
Banks - 16.0%
Associated Banc-Corp
5.625%, 09/15/25 (1)	25,230	579,281
Bank of America Corp.
5.375%, 06/25/24 (1)	26,564	617,082
JPMorgan Chase & Co.
6.000%, 03/01/24 (1)	25,462	644,443
Morgan Stanley
4.875%, 01/15/25 (1) (2)	27,319	600,745
Morgan Stanley
4.250%, 01/15/27 (1)	26,492	499,109
Truist Financial Corp.
5.250%, 06/01/25 (1)	26,101	608,153
Wells Fargo & Co.
4.700%, 12/15/25 (1)	27,783	547,603
		4,096,416
Diversified Financial Services - 2.1%
Capital One Financial Corp.
4.800%, 06/01/25 (1)	27,957	551,032

Electric - 4.7%
CMS Energy Corp.
5.875%, 03/01/79 (2)	25,927	633,656
The Southern Co.
4.950%, 01/30/80	26,449	578,175
		1,211,831
Insurance - 6.7%
AEGON Funding Co., LLC
5.100%, 12/15/49	26,738	555,616
The Allstate Corp.
5.100%, 10/15/24 (1)	25,984	590,616
MetLife, Inc.
4.750%, 03/15/25 (1) (2)	26,622	577,964
		1,724,196
Telecommunications - 2.1%
AT&T, Inc.
4.750%, 02/18/25 (1)	26,971	538,071

Total Preferred Stocks
(Cost $9,368,970)		8,121,546

Investments Purchased with Collateral from Securities Lending - 16.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.750% (3)	4,107,116	4,107,116
Total Investments Purchased with Collateral from Securities Lending
(Cost $4,107,116)		4,107,116

Total Investments in Securities - 115.3%
(Cost $33,069,365)		29,586,474
Liabilities In Excess Other Assets - (15.3)%		(3,916,671)
Total Net Assets - 100.0%		$25,669,803

(1)	Perpetual call date security. Date shown is next call date.
(2)
This security or a portion of this security was out on loan as of February 28, 2023. Total loaned had a value of $3,950,244 or 15.4% of net assets as of February 28, 2023. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven day effective yield as of February 28, 2023.

Summary of Fair Value Exposure at February 28, 2023 (Unaudited)

The Sound Enhanced Fixed Income ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$–	$749,711	$–	$–	$749,711
Common Stocks (1)	–	7,339,011	–	–	7,339,011
Corporate Bonds (1)	–	–	6,762,577	–	6,762,577
Exchange Traded Funds	–	2,506,513	–	–	2,506,513
Preferred Stocks (1)	–	8,121,546	–	–	8,121,546
Investments Purchased With Collateral From Securities Lending (2)	4,107,116	–	–	–	4,107,116
Total Investments in Securities	$4,107,116	$18,716,781	$6,762,577	$–	$29,586,474

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.